Derivative Financial Instruments (Schedule Of Fair Value Of Derivative Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative Assets	$ 38,607	$ 18,670
Derivative liabilities	(50,081)	(29,974)
Other Assets [Member]
Derivative [Line Items]
Derivative Assets	38,607	18,670
Other Assets [Member] | Derivatives Designated As Hedging Instruments Under ASC 815 [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Assets	119
Other Assets [Member] | Derivatives Not Designed As Hedging Instruments Under ASC 815 [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Assets	38,488	18,670
Other Assets [Member] | Derivatives Not Designed As Hedging Instruments Under ASC 815 [Member] | Interest Rate Derivatives [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Assets	34,002	13,769
Other Assets [Member] | Derivatives Not Designed As Hedging Instruments Under ASC 815 [Member] | Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Assets	4,307	396
Other Assets [Member] | Derivatives Not Designed As Hedging Instruments Under ASC 815 [Member] | Forward Commitments To Sell Mortgage Loans [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Assets	179	4,505
Other Liabilities [Member]
Derivative [Line Items]
Derivative liabilities	50,081	29,974
Other Liabilities [Member] | Derivatives Designated As Hedging Instruments Under ASC 815 [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Liabilities	11,032	12,986
Other Liabilities [Member] | Derivatives Not Designed As Hedging Instruments Under ASC 815 [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Liabilities	39,049	16,988
Other Liabilities [Member] | Derivatives Not Designed As Hedging Instruments Under ASC 815 [Member] | Interest Rate Derivatives [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Liabilities	33,892	14,226
Other Liabilities [Member] | Derivatives Not Designed As Hedging Instruments Under ASC 815 [Member] | Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Liabilities	127	2,320
Other Liabilities [Member] | Derivatives Not Designed As Hedging Instruments Under ASC 815 [Member] | Forward Commitments To Sell Mortgage Loans [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Liabilities	$ 5,030	$ 442